UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23086

WP Trust (Exact name of registrant as specified in charter)

127 NW 13th Street Suite 13, Boca Raton, FL	33432
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company Corporation Trust Center 1209 Orange St., Wilmington, DE 19801 (Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 950-9112 Date of fiscal year end: November 30 Date of reporting period: May 31, 2021

Item 1. Report to Stockholders.

WP Smaller Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPSMX)

WP International Companies Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPITX)

WP Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPINX)

WP Large Cap Income Plus Fund
Institutional Class Shares (Ticker Symbol: WPLCX)

Series of the
WP TRUST

SEMI-ANNUAL REPORT
May 31, 2021

Table of Contents

WP Trust

Sector Allocation	2
Performance Information	4
Schedules of Investments	8
Statements of Assets and Liabilities	17
Statements of Operations	19
Statements of Cash Flows	21
Statements of Changes in Net Assets	23
Financial Highlights	25

NOTES TO FINANCIAL STATEMENTS	29

DISCLOSURE OF EXPENSES	40

ADDITIONAL INFORMATION	42

2021 Semi-Annual Report 1

WP Trust (Unaudited)

WP Smaller Companies Income Plus Fund Allocation of Portfolio Holding (% of Investments) as of May 31, 2021 Excludes the Impact of Written Options

WP International Companies Income Plus Fund Allocation of Portfolio Holding (% of Investments) as of May 31, 2021 Excludes the Impact of Written Options

2021 Semi-Annual Report 2

WP Trust (Unaudited)

WP Income Plus Fund Allocation of Portfolio Holding (% of Investments) as of May 31, 2021 Excludes the Impact of Written Options

WP Large Cap Income Plus Fund Allocation of Portfolio Holding (% of Investments) as of May 31, 2021 Excludes the Impact of Written Options

2021 Semi-Annual Report 3

WP Smaller Companies Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Smaller Companies Income Plus Fund	125.14%	7.47%	10.67%	11.29%
S&P 500® Index (B)	40.32%	18.00%	17.16%	16.87%
Russell 2000® Index (C)	64.56%	13.06%	16.01%	15.72%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Smaller Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.34% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2021 Semi-Annual Report 4

WP International Companies Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP International Companies Income Plus Fund	54.33%	-9.24%	-1.52%	-0.95%
S&P 500® Index (B)	40.32%	18.00%	17.16%	16.87%
MSCI EAFE Index (C)	38.41%	8.23%	9.77%	9.31%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP International Companies Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The MSCI EAFE Index is a free-float weighted equity index that covers DM countries in Europe, Australasia, Israel and the Far East. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.97% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2021 Semi-Annual Report 5

WP Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Income Plus Fund	26.15%	-11.68%	-5.20%	-3.89%
S&P 500® Index (B)	40.32%	18.00%	17.16%	16.87%
Markit iBoxx USD Liquid High Yield Index (C)	12.26%	6.43%	6.58%	7.56%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Income Plus Fund was January 4, 2016.

(B) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The Markit iBoxx USD Liquid High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 4.79% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2021 Semi-Annual Report 6

WP Large Cap Income Plus Fund (Unaudited)

PERFORMANCE INFORMATION

Average Annual Rate of Return (%) for the Periods Ended May 31, 2021

				Since
	1 Year(A)	3 Year(A)	5 Year(A)	Inception(A)
WP Large Cap Income Plus Fund	79.45%	4.53%	11.09%	6.85%
Dow Jones Industrial Average Index (B)	38.79%	14.82%	16.88%	13.56%
S&P 500® Index (C)	40.32%	18.00%	17.16%	14.28%

(A) 1 Year, 3 Year, 5 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the WP Large Cap Income Plus Fund was December 4, 2013.

(B) The Dow Jones Industrial Average Index is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

(C) The S&P 500® Index is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Please note that the index does not take into account any fees and expenses of investing in the individual securities that it tracks and individuals cannot invest directly in any index.

Per the Fund’s most recent prospectus, the Fund’s Total Annual Operating Expense Ratio is 2.80% . The Annual Fund Operating Expense Ratio reported above may not correlate to the expense ratios presented in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds, and (b) the gross expense ratio may fluctuate due to changes in net assets and actual expenses incurred during the reported period.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAT THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 1-866-959-9260.

2021 Semi-Annual Report 7

WP Smaller Companies Income Plus Fund

				Schedule of Investments
				May 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Banks
60,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			$347,400	3.50%
Biotechnology
30,000	ImmunityBio, Inc. * +			526,500	5.31%
Health Care Equipment & Supplies
70,000	Alphatec Holdings, Inc. * +			1,015,000
35,000	Cytosorbents Corporation * +			283,150
				1,298,150	13.09%
Health Care Providers & Services
30,000	Ontrak, Inc. * +			911,400	9.19%
Professional Services
15,000	Hill International, Inc. * +			38,550	0.39%
Pharmaceuticals
60,000	Cronos Group Inc. * + (Canada)			540,600	5.45%
Thrifts & Mortgage Finance
200,000	Federal National Mortgage Association * +			430,000	4.34%
Total for Common Stocks (Cost $2,156,658)				4,092,600	41.27%
EXCHANGE TRADED FUNDS
Equity Funds
24,000	iShares Russell 2000 ETF + (a)			5,412,000
Total for Exchange Traded Funds (Cost $2,560,758)				5,412,000	54.56%
MONEY MARKET FUNDS
490,437	Federated Hermes Government Obligations Fund - Institutional			495,437
	Class 0.01% **			495,437	4.99%
Total for Money Market Funds (Cost $495,437)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 25, 2021 Puts @ $3,500.00 ***		165	$57,750,000	56,100
Total for Options Purchased (Premiums Paid - $71,167)			$57,750,000	56,100	0.57%
Total Investments (Cost $5,284,020)				10,056,137	101.39%
Liabilities in Excess of Other Assets				(137,493)	-1.39%
Net Assets				$9,918,644	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239710/ishares-russell-2000-etf.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 8

WP Smaller Companies Income Plus Fund

		Schedule of Options Written
		May 31, 2021 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
May 20, 2022 Puts @ $3,550.00 ***	36	$12,780,000	$489,780
December 16, 2022 Puts @ $3,550.00	19	6,745,000	382,470
Total Put Options Written (Premiums Received $985,464)		19,525,000	872,250
Call Options Written
Ontrak, Inc. *
January 20, 2023 Calls @ $120.00 ***	150	1,800,000	42,375
Total Call Options Written (Premiums Received $289,353)		1,800,000	42,375
Total Options Written (Premiums Received $1,274,817)		$21,325,000	$914,625

* Non-Income Producing Securities.
*** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 9

WP International Companies Income Plus Fund

				Schedule of Investments
				May 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Banks
40,000	Mitsubishi UFJ Financial Group, Inc. - ADR + *			$231,600
23,000	UBS Group AG + (Switzerland)			376,510
				608,110	9.50%
Pharmaceuticals
30,000	Cronos Group Inc. + * (Canada)			270,300	4.22%

Total for Common Stocks (Cost $745,605)				878,410	13.72%
EXCHANGE TRADED FUNDS
Equity Funds
76,000	iShares MSCI EAFE ETF + (a)			6,143,080
Total for Exchange Traded Funds (Cost $4,328,307)				6,143,080	95.99%
MONEY MARKET FUNDS
177,596	Federated Hermes Government Obligations Fund - Institutional			177,596
	Class 0.01% **			177,596	2.78%
Total for Money Market Funds (Cost $177,596)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 25, 2021 Puts @ $3,500.00 ***		171	$59,850,000	58,140
Total for Options Purchased (Premiums Paid - $73,754)			$59,850,000	58,140	0.91%
Total Investments (Cost $5,325,262)				7,257,226	113.40%
Liabilities in Excess of Other Assets				(857,547)	-13.40%
Net Assets				$6,399,679	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239623/ishares-msci-eafe-etf.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 10

WP International Companies Income Plus Fund

		Schedule of Options Written
		May 31, 2021 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
May 20, 2022 Puts @ $3,550.00 ***	37	$13,135,000	$503,385
December 16, 2022 Puts @ $3,550.00	20	7,100,000	402,600
Total Put Options Written (Premiums Received $1,023,536)		20,235,000	905,985
Total Options Written (Premiums Received $1,023,536)		$20,235,000	$905,985

* Non-Income Producing Securities.
*** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 11

WP Income Plus Fund

				Schedule of Investments
				May 31, 2021 (Unaudited)
Shares				Fair Value	% of Net Assets
COMMON STOCKS
Banks
5,600	Bank of America Corporation +			$237,384
1,350	JPMorgan Chase & Co. +			221,724
40,000	Mitsubishi UFJ Financial Group, Inc. - ADR +			231,600
1,325	The PNC Financial Services Group, Inc. +			257,951
4,400	Wells Fargo & Company +			205,568
				1,154,227	19.28%
Total for Common Stocks (Cost $721,427)				1,154,227	19.28%
EXCHANGE TRADED FUNDS
Debt Funds
19,000	iShares iBoxx $ High Yield Corporate Bond ETF + (a)			1,656,420
36,000	SPDR® Bloomberg Barclays High Yield Bond ETF + (b)			3,920,760
Total for Exchange Traded Funds (Cost $5,436,121)				5,577,180	93.13%
MONEY MARKET FUNDS
123,372	Federated Hermes Government Obligations Fund - Institutional			123,372
	Class 0.01% **			123,372	2.06%
Total for Money Market Funds (Cost $123,372)
CALL/PUT OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 25, 2021 Puts @ $3,500.00 ***		201	$70,350,000	68,340
Total for Options Purchased (Premiums Paid - $86,694)			$70,350,000	68,340	1.14%
Total Investment Securities (Cost $6,367,614)				6,923,119	115.61%
Liabilities in Excess of Other Assets				(934,571)	-15.61%
Net Assets				$5,988,548	100.00%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.
(a) Additional information, including the current prospectus and annual report, is available at
https://www.ishares.com/us/products/239565/ishares-iboxx-high-yield-corporate-bond-etf.
(b) Additional information, including the current prospectus and annual report, is available at
https://www.ssga.com/us/en/institutional/etfs/funds/spdr-bloomberg-barclays-high-yield-bond-etf-jnk.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 12

WP Income Plus Fund

		Schedule of Options Written
		May 31, 2021 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Put Options Written
CBOE S&P 500 Index *
May 20, 2022 Puts @ $3,550.00 ***	39	$13,845,000	$530,595
December 16, 2022 Puts @ $3,550.00	28	9,940,000	563,640
Total Put Options Written (Premiums Received $1,235,602)		23,785,000	1,094,235
Total Options Written (Premiums Received $1,235,602)		$23,785,000	$1,094,235

* Non-Income Producing Securities.
*** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 13

WP Large Cap Income Plus Fund

		Schedule of Investments
		May 31, 2021 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS
Banks
69,000	Bank of America Corporation +	$2,924,910
21,000	Citigroup Inc. +	1,652,910
17,200	JPMorgan Chase & Co. +	2,824,928
90,000	Mitsubishi UFJ Financial Group, Inc. - ADR +	521,100
43,600	Wells Fargo & Company +	2,036,992
		9,960,840	26.93%
Beverages
3,800	Diageo PLC - ADR +	734,350	1.99%
Biotechnology
10,000	ImmunityBio, Inc. * +	175,500	0.47%
Capital Markets
3,100	BlackRock, Inc. +	2,718,824	7.35%
Chemicals
2,000	The Scotts Miracle-Gro Company +	434,740	1.18%
Diversified Financial Services
6,900	Berkshire Hathaway Inc. - Class B +	1,997,136	5.40%
Food & Staples Retailing
10,000	Walmart Inc. +	1,420,300	3.84%
Food Products
6,000	B&G Foods, Inc. * +	183,600	0.50%
Health Care Equipment & Supplies
90,000	Cytosorbents Corporation * +	728,100	1.97%
Health Care Providers & Services
73,000	Ontrak, Inc. * +	2,217,740	6.00%
Hotels, Restaurants & Leisure
10,800	McDonald's Corporation +	2,526,012	6.83%
Pharmaceuticals
145,000	Cronos Group Inc. * (Canada) +	1,306,450	3.53%
Oil, Gas & Consumable Fuels
30,000	BP PLC - ADR +	786,900
2,000	Chevron Corporation +	207,580
18,000	Exxon Mobil Corporation +	1,050,660
28,000	Occidental Petroleum Corporation +	726,880
		2,772,020	7.48%
Semiconductors & Semiconductor Equipment
32,000	Intel Corporation +	1,827,840	4.94%
Software
17,900	Microsoft Corporation +	4,469,272	12.08%
Technology Hardware, Storage & Peripherals
42,000	Apple Inc. +	5,233,620	14.15%
Thrifts & Mortgage Finance
200,000	Federal National Mortgage Association * +	430,000	1.16%
Tobacco
53,000	Altria Group, Inc. +	2,608,660	7.04%
Trading Companies & Distributors
25,000	Fortress Transportation and Infrastructure Investors LLC +	731,000	1.98%
Total for Common Stocks (Cost $22,579,045)		42,476,004	114.82%
CLOSED END FUND
73,000	Boulder Growth & Income Fund, Inc. +	1,005,210
Total for Closed End Funds (Cost $554,025)		1,005,210	2.72%

ADR - American Depositary Receipt.
* Non-Income Producing Securities.
+ Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 14

WP Large Cap Income Plus Fund

			Schedule of Investments
			May 31, 2021 (Unaudited)
Shares			Fair Value	% of Net Assets
WARRANTS
3,500 Occidental Petroleum Corporation, 8/3/2027 @ $22.00 * +			$38,325
Total for Warrants (Cost $17,325)			38,325	0.10%
MONEY MARKET FUNDS
200,881 Federated Hermes Government Obligations Fund - Institutional			200,881
Class 0.01% **			200,881	0.55%
Total for Money Market Funds (Cost $200,881)
CALL/PUT OPTIONS PURCHASED		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value	% of Net Assets
CBOE S&P 500 Index *
June 25, 2021 Puts @ $3,500.00 ***	852	$298,200,000	289,680
Total for Options Purchased (Premiums Paid - $367,479)		$298,200,000	289,680	0.78%
Total Investment Securities (Cost $23,718,755)			44,010,100	118.97%
Liabilities in Excess of Other Assets			(7,018,136)	-18.97%

Net Assets			$36,991,964	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at May 31, 2021.
*** Level 2 valuation. See Note 2.
+ Portion or all of the security is pledged as collateral for options written.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 15

WP Large Cap Income Plus Fund

		Schedule of Options Written
		May 31, 2021 (Unaudited)
Underlying Security		Notional
Expiration Date/Exercise Price	Contracts	Amount	Fair Value
Call Options Written
CBOE S&P 500 Index *
December 17, 2021 Calls @ $3,000.00 ***	8	$2,400,000	$970,000
December 16, 2022 Calls @ $3,100.00 ***	12	3,720,000	1,390,200
		6,120,000	2,360,200
Ontrak, Inc. *
January 20, 2023 Calls @ $120.00 ***	176	2,112,000	49,720
Total Call Options Written (Premiums Received $632,790)		8,232,000	2,409,920
Put Options Written
CBOE S&P 500 Index *
May 20, 2022 Puts @ $3,550.00 ***	136	48,280,000	1,850,280
December 16, 2022 Puts @ $3,550.00	148	52,540,000	2,979,240
Total Put Options Written (Premiums Received $5,407,856)		100,820,000	4,829,520
Total Options Written (Premiums Received $6,040,646)		$109,052,000	$7,239,440

* Non-Income Producing Securities.
*** Level 2 valuation. See Note 2.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 16

WP Trust

Statements of Assets and Liabilities (Unaudited)		WP
May 31, 2021	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Assets:
Investments at Fair Value*	$10,056,137	$7,257,226
Cash	-	1,000
Deposit at Broker for Written Options	803,108	75,933
Dividends Receivable	5,577	3,715
Prepaid Expenses	4,465	1,818
Total Assets	10,869,287	7,339,692
Liabilities:
Options Written at Fair Value (Premiums Received $1,274,817 and
$1,023,536, respectively)	914,625	905,985
Payable to Advisor	11,124	7,086
Payable to Administrator	2,687	2,753
Accrued Distribution and Service (12b-1) Fees	2,061	1,294
Accrued Trustees Fees	1,018	1,018
Payable to Chief Compliance Officer	656	656
Other Accrued Expenses	18,472	21,221
Total Liabilities	950,643	940,013
Net Assets	$9,918,644	$6,399,679
Net Assets Consist of:
Paid In Capital	$6,926,197	$8,495,058
Total Distributable Earnings / (Accumulated Deficit)	2,992,447	(2,095,379)
Net Assets	$9,918,644	$6,399,679

Net Asset Value, Offering and Redemption Price	$17.40	$9.09

* Investments at Identified Cost	$5,284,020	$5,325,262

Shares Outstanding (Unlimited number of shares	569,945	704,091
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 17

WP Trust

Statements of Assets and Liabilities (Unaudited)		WP
May 31, 2021		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Assets:
Investment Securities at Fair Value*	$6,923,119	$44,010,100
Cash	-	10,710
Deposit at Broker for Written Options	193,685	213,564
Dividends Receivable	2,298	82,176
Prepaid Expenses	1,834	2,181
Total Assets	7,120,936	44,318,731
Liabilities:
Options Written at Fair Value (Premiums Received $1,235,602 and
$6,040,646, respectively)	1,094,235	7,239,440
Payable for Fund Shares Redeemed	300	-
Payable to Advisor	6,751	41,532
Payable to Administrator	2,753	2,487
Accrued Distribution and Service (12b-1) Fees	1,236	7,838
Accrued Trustees Fees	1,017	1,017
Payable to Chief Compliance Officer	656	656
Other Accrued Expenses	25,440	33,797
Total Liabilities	1,132,388	7,326,767
Net Assets	$5,988,548	$36,991,964
Net Assets Consist of:
Paid In Capital	$12,585,565	$26,765,849
Total Distributable Earnings / (Accumulated Deficit)	(6,597,017)	10,226,115
Net Assets	$5,988,548	$36,991,964

Net Asset Value, Offering and Redemption Price	$6.74	$15.44

* Investments at Identified Cost	$6,367,614	$23,718,755

Shares Outstanding (Unlimited number of shares	889,044	2,396,614
authorized without par value)

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 18

WP Trust

Statements of Operations (Unaudited)		WP
For the six month period ended May 31, 2021	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $1,230 and $2,429, respectively)	$29,423	$63,548
Total Investment Income	29,423	63,548
Expenses:
Management Fees	67,194	38,716
Administration Fees	16,688	16,753
Interest Expense	6,832	7,562
Compliance Officer Expense	3,989	3,989
Distribution and Service (12b-1) Fees - Class A	12,443	7,169
Audit Fees	7,979	7,979
Legal Fees	6,668	6,668
Trustees Fees	5,968	5,968
Registration Expense	4,424	4,231
Transfer Agent Fees & Accounting Fees	13,604	7,959
Custody Fees	4,028	4,028
Miscellaneous Expense	7,869	7,869
Insurance Expense	515	557
Total Expenses Before Recoupment	158,201	119,448
Recoupment	-	-
Total Expenses	158,201	119,448

Net Investment Income (Loss)	(128,778)	(55,900)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	288,457	-
Net Realized Gain (Loss) on Options Purchased	(475,670)	(492,967)
Net Realized Gain (Loss) on Options Written	1,130,279	1,171,225
Net Change in Unrealized Appreciation (Depreciation) on Investments	969,043	923,226
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	16,013	16,596
Net Change in Unrealized Appreciation (Depreciation) on Options Written	(40,418)	(228,408)
Net Realized and Unrealized Gains (Loss) on Investments	1,887,704	1,389,672

Net Increase (Decrease) in Net Assets from Operations	$1,758,926	$1,333,772

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 19

WP Trust

Statements of Operations (Unaudited)
For the six month period ended May 31, 2021		WP
		Large Cap
	WP Income	Income Plus
	Plus Fund	Fund

Investment Income:
Dividends (Net of Foreign Withholding Taxes of $410 and $2,535, respectively)	$134,383	$423,921
Total Investment Income	134,383	423,921
Expenses:
Management Fees	37,051	229,304
Administration Fees	16,753	16,753
Interest Expense	8,712	43,768
Compliance Officer Expense	3,989	3,989
Distribution and Service (12b-1) Fees - Class A	6,861	42,464
Audit Fees	7,979	7,979
Legal Fees	6,668	6,668
Trustees Fees	5,968	5,968
Registration Expense	9,369	4,819
Transfer Agent Fees & Accounting Fees	7,959	19,527
Custody Fees	4,028	6,465
Miscellaneous Expense	7,871	7,447
Insurance Expense	515	570
Total Expenses	123,723	395,721

Net Investment Income (Loss)	10,660	28,200

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	-	393,995
Net Realized Gain (Loss) on Options Purchased	(579,452)	(2,466,476)
Net Realized Gain (Loss) on Options Written	1,374,445	4,712,018
Net Change in Unrealized Appreciation (Depreciation) on Investments	376,905	5,971,779
Net Change in Unrealized Appreciation (Depreciation) on Options Purchased	19,507	64,156
Net Change in Unrealized Appreciation (Depreciation) on Options Written	(263,490)	(911,062)
Net Realized and Unrealized Gains (Loss) on Investments	927,915	7,764,410

Net Increase (Decrease) in Net Assets from Operations	$938,575	$7,792,610

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 20

WP Trust

Statements of Cash Flows (Unaudited)		WP
For the six month period ended May 31, 2021	WP Smaller	International
	Companies	Companies
	Income Plus	Income Plus
	Fund	Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$1,758,926	$1,333,772
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(1,673,400)	(931,546)
Proceeds from disposition of investments and options	429,973	-
Purchase/sales of short-term investment securities, net	991,913	125,874
(Increase) decrease in dividends and interest receivable	(5,568)	1,442
(Increase) decrease in prepaid expenses	(1,691)	867
Premiums received from options written	4,986,102	5,028,684
Payments to cover options written	(3,920,091)	(4,067,262)
Increase (decrease) in accrued distribution (12b-1) fees	(431)	284
Increase (decrease) in accrued expenses	(768)	1,287
Net unrealized (appreciation) depreciation on investments and options	(944,638)	(711,414)
Net realized (gain) loss on investments and options	(943,066)	(678,258)
Net cash (used in)/provided from operating activities	677,261	103,730

Cash flows from financing activities:
Proceeds from Fund shares sold	140,332	22,200
Payment on Fund shares redeemed	(272,289)	(124,458)
Cash distributions paid	- *	- **
Net cash (used in)/provided from financing activities	(131,957)	(102,258)

Net increase (decrease) in cash	545,304	1,472

Cash:
Beginning of year	257,804	75,461
End of period	$803,108	$76,933

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$-	$1,000
Deposits at broker for written options	$257,804	$74,461

Reconciliation of restricted and unrestricted cash at the end of the period to the Statement of Assets and Liabilities:
Cash	$-	$1,000
Deposits at broker for written options	$803,108	$75,933

Interest paid by the Funds was $6,601 and $7,139, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $0.
** Noncash financing activities not included herein consist of reinvestment of distributions of $0.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 21

WP Trust

Statements of Cash Flows (Unaudited)			WP
For the six month period ended May 31, 2021			Large Cap
	WP Income		Income Plus
	Plus Fund		Fund

Increase (Decrease) in cash:
Cash flows from operating activities:
Net Increase (Decrease) in net assets from operations	$938,575		$7,792,610
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash (used in)/provided from operating activities:
Purchase of investments and options	(849,500)		(4,038,704)
Proceeds from disposition of investments and options	-		654,359
Purchase/sales of short-term investment securities, net	10,419		489,569
(Increase) decrease in dividends and interest receivable	(1,857)		(4,351)
(Increase) decrease in prepaid expenses	2,622		1,398
Premiums received from options written	5,968,791		26,321,824
Payments to cover options written	(4,847,981)		(23,028,068)
Increase (decrease) in accrued distribution (12b-1) fees	209		376
Increase (decrease) in accrued expenses	3,913		14,260
Return of capital received from investments	0		17,217
Net unrealized (appreciation) depreciation on investments and options	(132,922)		(5,124,873)
Net realized (gain) loss on investments and options	(794,993)		(2,639,537)
Net cash (used in)/provided from operating activities	297,276		456,080

Cash flows from financing activities:
Proceeds from Fund shares sold	5,000		649,602	**
Payment on Fund shares redeemed	(158,264	) *	(1,073,276)
Cash distributions paid	(7,792	) *	(3,876	) **
Net cash (used in)/provided from financing activities	(161,056)		(427,550)

Net increase (decrease) in cash	136,220		28,530

Cash:
Beginning of year	57,465		195,744
End of period	$193,685		$224,274

Supplemental disclosure of cash flow information:

Reconciliation of restricted and unrestricted cash at the beginning of the year to the Statement of Assets and Liabilities:
Cash	$-		$-
Deposits at broker for written options	$57,465		$195,744

Reconciliation of restricted and unrestricted cash at the end of the period to the Statement of Assets and Liabilities:
Cash	$-		$10,710
Deposits at broker for written options	$193,685		$213,564

Interest paid by the Funds was $8,315 and $41,446, respectively.
* Noncash financing activities not included herein consist of reinvestment of distributions of $16,844 and a decrease in payable for Fund Shares redeemed $1,834.
** Noncash financing activities not included herein consist of reinvestment of distributions of $130,349 and a decrease in the receivable for Fund shares purchased of $20,000.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 22

WP Trust

Statements of Changes in Net Assets
	WP Smaller Companies		WP International Companies
	Income Plus Fund		Income Plus Fund
	(Unaudited)		(Unaudited)
	12/1/2020	12/1/2019	12/1/2020	12/1/2019
	to	to	to	to
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
From Operations:
Net Investment Income (Loss)	$(128,778)	$(229,859)	$(55,900)	$(67,040)
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	943,066	(2,951,752)	678,258	(5,053,883)
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	944,638	2,062,469	711,414	590,022
Net Increase (Decrease) in Net Assets from Operations	1,758,926	(1,119,142)	1,333,772	(4,530,901)
From Distributions to Shareholders:	-	(11,812)	-	(195,090)
From Capital Share Transactions:
Proceeds From Sale of Shares	140,332	660,026	22,200	559,426
Shares Issued on Reinvestment of Dividends	-	11,752	-	194,644
Cost of Shares Redeemed	(272,289)	(1,477,723)	(124,458)	(1,344,629)
Net Increase (Decrease) from Shareholder Activity	(131,957)	(805,945)	(102,258)	(590,559)
Net Increase (Decrease) in Net Assets	1,626,969	(1,936,899)	1,231,514	(5,316,550)

Net Assets at Beginning of Period	8,291,675	10,228,574	5,168,165	10,484,715

Net Assets at End of Period	$9,918,644	$8,291,675	$6,399,679	$5,168,165

Share Transactions:
Issued	8,144	51,881	2,539	58,325
Reinvested	-	839	-	15,339
Redeemed	(14,623)	(158,783)	(15,307)	(194,491)
Net Increase (Decrease) in Shares	(6,479)	(106,063)	(12,768)	(120,827)

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 23

WP Trust

Statements of Changes in Net Assets

	WP Income Plus Fund		WP Large Cap Income Plus Fund
	(Unaudited)		(Unaudited)
	12/1/2020	12/1/2019	12/1/2020	12/1/2019
	to	to	to	to
	5/31/2021	11/30/2020	5/31/2021	11/30/2020
From Operations:
Net Investment Income (Loss)	$10,660	$178,808	$28,200	$159,448
Capital Gain Distributions from Investments	-	-	-	25,265
Net Realized Gain (Loss) on Investments, Options
Purchased and Options Written	794,993	(8,762,601)	2,639,537	(13,389,936)
Net Change in Unrealized Appreciation (Depreciation)
on Investments, Options Purchased and Options
Written	132,922	1,191,714	5,124,873	893,079
Net Increase (Decrease) in Net Assets from Operations	938,575	(7,392,079)	7,792,610	(12,312,144)

From Distributions to Shareholders:	(24,636)	(245,787)	(134,225)	(1,170,679)
From Return of Capital to Shareholders:	-	(16,007)	-	-

From Capital Share Transactions:
Proceeds From Sale of Shares	5,000	341,836	629,602	4,750,617
Shares Issued on Reinvestment of Dividends	16,844	216,607	130,349	1,164,557
Cost of Shares Redeemed	(156,430)	(3,074,081)	(1,073,276)	(6,020,730)
Net Increase (Decrease) from Shareholder Activity	(134,586)	(2,515,638)	(313,325)	(105,556)
Net Increase (Decrease) in Net Assets	779,353	(10,169,511)	7,345,060	(13,588,379)

Net Assets at Beginning of Period	5,209,195	15,378,706	29,646,904	43,235,283

Net Assets at End of Period	$5,988,548	$5,209,195	$36,991,964	$29,646,904

Share Transactions:
Issued	779	43,825	44,872	365,348
Reinvested	2,950	24,557	9,808	71,186
Redeemed	(26,240)	(556,484)	(80,552)	(602,197)
Net Increase (Decrease) in Shares	(22,511)	(488,102)	(25,872)	(165,663)

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 24

WP Trust

Financial Highlights - WP Smaller Companies Income Plus Fund
	(Unaudited)
Selected data for a share outstanding	12/1/2020		12/1/2019		12/1/2018	12/1/2017	12/1/2016	1/4/2016*
throughout the period:	to		to		to	to	to	to
	5/31/2021		11/30/2020		11/30/2019	11/30/2018	11/30/2017	11/30/2016
Net Asset Value - Beginning of Period	$14.38		$14.99		$13.31	$13.32	$11.53	$10.00
Net Investment Loss (a)	(0.23)		(0.36)		(0.27)	(0.26)	(0.21)	(0.42)
Net Gain (Loss) on Investments (Realized and Unrealized)	3.25		(0.23	) (g)	1.95	0.55	2.00	1.95
Total from Investment Operations	3.02		(0.59)		1.68	0.29	1.79	1.53
Distributions (From Net Investment Income)	-		-		-	-	-	-
Distributions (From Capital Gains)	-		(0.02)		-	(0.30)	-	-
Total Distributions	-		(0.02)		-	(0.30)	-	-
Net Asset Value - End of Period	$17.40		$14.38		$14.99	$13.31	$13.32	$11.53
Total Return (b)	21.00	% **	(3.93)%		12.62%	2.23%	15.52%	15.30	% **

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,919		$8,292		$10,229	$8,012	$5,628	$3,332

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	3.18	% ***	4.19%		3.37%	3.77%	3.82%	5.63	%*** (f)
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(2.59	)% ***	(3.16)%		(2.05)%	(2.50)%	(2.42)%	(4.40	)%*** (f)
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	3.18	% ***	4.19%		3.32%	3.15%	3.12%	5.63	%*** (f)
Ratio of Net Investment Loss to Average
Net Assets (d) (e)	(2.59	)% ***	(3.16)%		(2.00)%	(1.88)%	(1.72)%	(4.40	)%*** (f)

Portfolio Turnover Rate	4.63	% **	5.15%		0.25%	0.00%	0.00%	0.00	%**

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.14%, 0.42%, 0.61%, 0.40%, 0.29% and 0.16% of interest expense during the period ended May 31, 2021, the years ended November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30,
2016, respectively.
(f) Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.
(g) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 25

WP Trust

Financial Highlights - WP International Companies Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2020		12/1/2019	12/1/2018	12/1/2017	12/1/2016	1/4/2016*
	to		to	to	to	to	to
	5/31/2021		11/30/2020	11/30/2019	11/30/2018	11/30/2017	11/30/2016
Net Asset Value - Beginning of Period	$7.21		$12.52	$10.93	$12.74	$10.16	$10.00
Net Investment Income (Loss) (a)	(0.08)		(0.08)	0.03	0.01	(0.07)	(0.36)
Net Gain (Loss) on Investments (Realized and Unrealized)	1.96		(5.00)	1.56	(1.49)	2.65	0.52
Total from Investment Operations	1.88		(5.08)	1.59	(1.48)	2.58	0.16
Distributions (From Net Investment Income)	-		(0.06)	-	-	-	-
Distributions (From Capital Gains)	-		(0.17)	-	(0.33)	-	-
Total Distributions	-		(0.23)	-	(0.33)	-	-

Net Asset Value - End of Period	$9.09		$7.21	$12.52	$10.93	$12.74	$10.16
Total Return (b)	26.07	% **	(41.37)%	14.55%	(11.97)%	25.39%	1.60	% **
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$6,400		$5,168	$10,485	$8,987	$8,969	$3,225

Before Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.17	% ***	4.58%	3.35%	3.44%	3.18%	5.97	% *** (f)
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.95	)% ***	(1.06)%	0.27%	(0.21)%	(0.77)%	(4.06	)% *** (f)
After Reimbursement
Ratio of Expenses to Average Net Assets (c) (e)	4.17	% ***	4.58%	3.34%	3.15%	3.03%	5.97	% *** (f)
Ratio of Net Investment Income (Loss) to Average
Net Assets (d) (e)	(1.95	)% ***	(1.06)%	0.28%	0.08%	(0.62)%	(4.06	)% *** (f)

Portfolio Turnover Rate	0.00	% **	7.10%	0.00%	0.00%	0.00%	0.00	% **

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.26%, 0.52%, 0.64%, 0.41%, 0.23% and 0.14% of interest expense during the period ended May 31, 2021, the years ended November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30,
2016, respectively.
(f) Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 26

WP Trust

Financial Highlights - WP Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2020		12/1/2019	12/1/2018	12/1/2017	12/1/2016	1/4/2016*
	to		to	to	to	to	to
	5/31/2021		11/30/2020	11/30/2019	11/30/2018	11/30/2017	11/30/2016
Net Asset Value - Beginning of Period	$5.71		$10.99	$10.06	$11.46	$10.78	$10.00
Net Investment Income (a)	0.01		0.16	0.34	0.33	0.26	0.09
Net Gain (Loss) on Investments (Realized and Unrealized)	1.05		(5.24)	0.93	(0.83)	0.76	0.76
Total from Investment Operations	1.06		(5.08)	1.27	(0.50)	1.02	0.85
Distributions (From Net Investment Income)	(0.03)		(0.14)	(0.34)	(0.32)	(0.25)	(0.07)
Distributions (Return of Capital)	-		(0.01)	-	-	-	-
Distributions (From Capital Gains)	-		(0.05)	-	(0.58)	(0.09)	-
Total Distributions	(0.03)		(0.20)	(0.34)	(0.90)	(0.34)	(0.07)
Net Asset Value - End of Period	$6.74		$5.71	$10.99	$10.06	$11.46	$10.78
Total Return (b)	18.60	% **	(46.75)%	12.90%	(4.69)%	9.44%	8.50	% **

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$5,989		$5,209	$15,379	$15,437	$14,487	$8,605
Ratio of Expenses to Average Net Assets (c) (e)	4.51	% ***	4.23%	3.01%	2.97%	2.87%	3.73	% *** (f)
Ratio of Net Investment Income to Average
Net Assets (d) (e)	0.39	% ***	2.21%	3.20%	3.02%	2.20%	1.22	% *** (f)
Portfolio Turnover Rate	0.00	% **	10.61%	1.88%	0.34%	49.17%	37.52	% **

* Commencement of operations.
** Not Annualized.
*** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) Recognition of net investment income by the Fund is affected by the timing of the declaration of the dividends by the underlying companies in which the Fund invests.
(e) The ratios include 0.32%, 0.56%, 0.66%, 0.45%, 0.33% and 0.27% of interest expense during the period ended May 31, 2021, the years ended November 30, 2020, November 30, 2019, November 30, 2018 and November 30, 2017 and the period ended November 30,
2016, respectively.
(f) Ratios are for the period from January 16, 2016, the date of initial expense accruals, through November 30, 2016.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 27

WP Trust

Financial Highlights - WP Large Cap Income Plus Fund
	(Unaudited)
Selected data for a share outstanding throughout the period:	12/1/2020		12/1/2019	12/1/2018	9/1/2018		9/1/2017	9/1/2016	9/1/2015
	to		to	to	to		to	to	to
	5/31/2021		11/30/2020	11/30/2019	11/30/2018 (e)		8/31/2018	8/31/2017	8/31/2016
Net Asset Value - Beginning of Period	$12.24		$16.71	$13.77	$14.69		$12.86	$10.31	$8.96
Net Investment Income	0.01	(a)	0.06 (a)	0.08 (a)	0.01	(a)	0.01	0.08	0.00
Net Gain (Loss) on Investments (Realized and Unrealized)	3.25		(4.08)	2.87	(0.93)		2.17	2.49	1.37
Total from Investment Operations	3.26		(4.02)	2.95	(0.92)		2.18	2.57	1.37
Distributions (From Net Investment Income)	(0.06)		(0.08)	(0.01)	-		(0.06)	(0.02)	-
Distributions (From Return of Capital)	-		-	-	-		-	-	(0.02)
Distributions (From Capital Gains)	-		(0.37)	-	-		(0.29)	-	-
Total Distributions	(0.06)		(0.45)	(0.01)	-		(0.35)	(0.02)	(0.02)
Net Asset Value - End of Period	$15.44		$12.24	$16.71	$13.77		$14.69	$12.86	$10.31
Total Return (b)	26.67	% *	(24.71)%	21.50%	(6.26	)% *	17.14%	24.95%	15.28%

Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$36,992		$29,647	$43,235	$34,626		$36,458	$29,861	$23,996
Ratio of Expenses to Average Net Assets (c) (d)	2.33	% **	2.75%	2.60%	2.75	% **	2.73%	2.47%	2.93%
Ratio of Net Investment Income to Average
Net Assets	0.17	% **	0.53%	0.52%	0.21	% **	0.08%	0.65%	0.04%
Portfolio Turnover Rate	1.61	% *	8.38%	3.92%	0.26	% *	4.01%	3.11%	5.30%

* Not Annualized.
** Annualized.
(a) Per share amount calculated using the average shares method.
(b) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.
(c) Ratios do not include expenses of the investment companies in which the Fund invests.
(d) The ratios include interest expense of 0.26% during the period ended May 31, 2021, 0.45% during the year ended November 30, 2020,
0.52% during the year ended November 30, 2019, 0.48% during the period ended November 30, 2018, 0.33% during the year ended
August 31, 2018, 0.19% during the year ended August 31, 2017, and 0.20% during the year ended August 31, 2016.
(e) Represents the period from September 1, 2018 through November 30, 2018. The WP Large Cap Income Plus Fund changed its fiscal year end from August 31 to November 30.

The accompanying notes are an integral part of these financial statements.

2021 Semi-Annual Report 28

NOTES TO FINANCIAL STATEMENTS
WP TRUST
May 31, 2021
(Unaudited)

1.) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The WP Family of Funds (the “Funds”) are series of WP Trust (the “Trust”). The Trust was organized on June 4, 2015, as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The following series of the WP Family of Funds: (i) WP Smaller Companies Income Plus Fund (“Smaller Companies Fund”), (ii) WP International Companies Income Plus Fund (“International Companies Fund”), (iii) WP Income Plus Fund (“Income Fund”) and (iv) WP Large Cap Income Plus Fund (“Large Cap Fund”) (each a “Fund” and collectively, the “Funds”) are each an open-end management investment company and separate series of the Trust. The Smaller Companies Fund, International Companies Fund and Income Fund are non-diversified Funds. As non-diversified Funds, the Smaller Companies Fund, International Companies Fund and Income Fund may invest a significant portion of their assets in a small number of companies. A non-diversified fund is generally subject to the risk that a large loss in an individual holding will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions. The Large Cap Fund is a diversified Fund.

The investment objective of each Fund is total return. The Funds’ investment adviser is Winning Points Advisers, LLC (the “Adviser”). The Funds currently offer one class of shares, Institutional Class shares. The Smaller Companies Fund, the International Companies Fund and the Income Fund commenced operations on January 4, 2016. The Large Cap Fund commenced operations on October 10, 2013.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies that follow the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

SECURITY VALUATION: All investments in securities are recorded at their estimated fair value, as described in note 2.

OPTIONS: The Funds’ option strategies consist of selling and purchasing put and call options on equity indexes, bond indexes and exchange-traded funds (“ETFs”). The sale of put options generates income for the Funds, but exposes them to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premiums paid by the Funds for the options. The sale of call options generates income for the Funds, but may limit the Funds’ participation in equity market gains. The Funds’ investment adviser seeks to reduce the overall volatility of returns for the Funds by managing a portfolio of options. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Funds give up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Funds. The Funds will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

EXCHANGE TRADED AND CLOSED END FUNDS: The Funds may invest in ETFs and Closed End Funds (“CEFs”). ETFs and CEFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees fees, and marketing expenses, and ETF and CEF shareholders, such as a Fund, pay their proportionate share of these expenses. Your cost of investing in a Fund will generally be higher than the cost of investing directly in ETFs and CEFs. By investing in a Fund, you will indirectly bear fees and expenses charged by the underlying ETFs and CEFs in which a Fund invests in addition to a Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs and CEFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and prof-

2021 Semi-Annual Report 29

Notes to Financial Statements (Unaudited) - continued

its resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

The Funds may invest a significant portion of their assets in shares of one or more Investment Companies (i.e., ETFs). From time to time, the Funds may invest greater than 25% of their net assets in one security. As of May 31, 2021, the iShares Russell 2000 ETF represented 54.56% of the Smaller Companies Fund’s net assets, the iShares MSCI EAFE ETF represented 95.99% of the International Companies Fund’s net assets and the iShares iBoxx High Yield Corporate Bond ETF and the SPDR Bloomberg Barclays High Yield Bond ETF represented 27.66% and 65.47% of the Income Fund’s net assets, respectively. Additional information for these securities, including their financial statements, is available from the U.S. Securities and Exchange Commission’s website at www.sec.gov. The Large Cap Fund did not invest greater than 25% of its net assets in any one security.

FEDERAL INCOME TAXES: The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Funds to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of their net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and Delaware tax authorities; the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six month period ended May 31, 2021, the Funds did not incur any interest or penalties.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Funds to analyze all open tax years, as defined by IRS statute of limitations, including federal tax authorities and certain state tax authorities. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually for the Smaller Companies Fund, International Companies Fund and Large Cap Fund. Dividends will be paid monthly for the Income Fund. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

COMMON EXPENSES: Common expenses of the Trust are allocated among the Funds within the Trust either based on relative net assets of each Fund, divided equally among the Funds or allocated to specific Funds. The allocations are dependent upon the nature of the services performed and the relative applicability to each Fund. Other allocations may also be approved from time to time by the Trustees.

OTHER: Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds using the identified cost method. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income and expenses are recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

2.) SECURITIES VALUATIONS

PROCESSES AND STRUCTURE

The Funds’ Board of Trustees have adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated

2021 Semi-Annual Report 30

Notes to Financial Statements (Unaudited) - continued

authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

HIERARCHY OF FAIR VALUE INPUTS

The Funds utilize various methods to measure the fair value of all investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ best information about the assumptions a market participant would use in valuing the assets or liabilities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock, CEFs and ETFs) Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. In the event of a short sale of an equity security, lacking a last sale price, an equity security is generally valued by the pricing service at its last ask price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value and are classified in Level 1 of the fair value hierarchy.

Derivative instruments Derivatives generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair value of such securities. Derivatives that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price, they are classified in level 1 of the fair value hierarchy. Lacking a last sale price, a derivative (held long or short) is generally valued by the pricing service at its last mean price. When such mean prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, these securities are valued at fair value as determined in good faith by the

2021 Semi-Annual Report 31

Notes to Financial Statements (Unaudited) - continued

Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Funds’ assets and liabilities measured at fair value as of May 31, 2021:

Smaller Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 4,092,600	$ –	$–	$ 4,092,600
Exchange Traded Funds	5,412,000	–	–	5,412,000
Money Market Funds	495,437	–	–	495,437
Options Purchased	–	56,100	–	56,100
Total	$10,000,037	$56,100	$–	$10,056,137

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 382,470	$532,155	$–	$ 914,625
Total	$ 382,470	$532,155	$–	$ 914,625

International Companies Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 878,410	$ –	$–	$ 878,410
Exchange Traded Funds	6,143,080	–	–	6,143,080
Money Market Funds	177,596	–	–	177,596
Options Purchased	–	58,140	–	58,140
Total	$ 7,199,086	$58,140	$–	$ 7,257,226

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 402,600	$503,385	$–	$ 905,985
Total	$ 402,600	$503,385	$–	$ 905,985

Income Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 1,154,227	$ –	$–	$ 1,154,227
Exchange Traded Funds	5,577,180	–	–	5,577,180
Money Market Funds	123,372	–	–	123,372
Options Purchased	–	68,340	–	68,340
Total	$ 6,854,779	$68,340	$–	$ 6,923,119

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$ 563,640	$530,595	$–	$1,094,235
Total	$ 563,640	$530,595	$–	$1,094,235

Large Cap Fund:
Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$42,476,004	$ –	$–	$42,476,004
Closed End Funds	1,005,210	–	–	1,005,210
Warrants	38,325	–	–	38,325
Money Market Funds	200,881	–	–	200,881
Options Purchased	–	289,680	–	289,680
Total	$43,720,420	$289,680	$–	$44,010,100

Valuation Inputs of Liabilities	Level 1	Level 2	Level 3	Total
Options Written	$2,979,240	$4,260,200	$–	$7,239,440
Total	$2,979,240	$4,260,200	$–	$7,239,440

Refer to each Fund’s Schedule of Investments for a listing of securities by industry. The Funds did not hold any level 3 assets during the six month period ended May 31, 2021.

3. DERIVATIVES TRANSACTIONS

As of May 31, 2021, portfolio securities valued at $9,504,600, $7,021,490, $6,731,407 and $43,519,539 were held in segregated accounts by the custodian as collateral for options written by the Smaller Companies Fund, International Companies Fund, Income Fund and Large Cap Fund, respectively.

The average monthly notional value of options contracts purchased and written by each Fund for the six month period ended May 31, 2021, were as follows:

2021 Semi-Annual Report 32

Notes to Financial Statements (Unaudited) - continued
Smaller Companies Fund	Average Notional Value
Put Options Purchased	$68,710,714
Call Options Written	($1,638,857)
Put Options Written	($17,975,714)

International Companies Fund	Average Notional Value
Put Options Purchased	$71,209,286
Call Options Written	$–
Put Options Written	($18,627,500)

Income Fund	Average Notional Value
Put Options Purchased	$83,702,143
Call Options Written	$–
Put Options Written	($21,868,214)

Large Cap Fund	Average Notional Value
Put Options Purchased	$354,875,714
Call Options Written	($9,907,714)
Put Options Written	($93,415,714)

As of May 31, 2021, the location on the Statements of Assets and Liabilities for financial derivative instrument fair values is as follows:

Smaller Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$56,100
Total Assets		$56,100

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$ 42,375
Put options written	Options Written at Fair Value	872,250
Total Liabilities		$914,625

International Companies Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$58,140
Total Assets		$58,140

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$905,985
Total Liabilities		$905,985

Income Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$68,340
Total Assets		$68,340

Liabilities	Location	Equity Contracts/Total
Put options written	Options Written at Fair Value	$1,094,235
Total Liabilities		$1,094,235

Large Cap Fund:
Assets	Location	Equity Contracts/Total
Put options purchased	Investments at Fair Value	$289,680
Total Assets		$289,680

Liabilities	Location	Equity Contracts/Total
Call options written	Options Written at Fair Value	$2,409,920
Put options written	Options Written at Fair Value	4,829,520
Total Liabilities		$7,239,440

Realized and unrealized gains and losses on derivatives contracts entered into by the Funds during the six month period ended May 31, 2021, are recorded in the following locations in the Statements of Operations:

2021 Semi-Annual Report 33

Notes to Financial Statements (Unaudited) - continued
Smaller Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 16,013
Call options written	Options written	180,307
Put options written	Options written	(220,725)
		($24,405)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Call options purchased	Options purchased	$ –
Put options purchased	Options purchased	(475,670)
Call options written	Options written	–
Put options written	Options written	1,130,279
		$ 654,609

International Companies Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 16,596
Call options written	Options written	–
Put options written	Options written	(228,408)
		($211,812)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ (492,967)
Call options written	Options written	–
Put options written	Options written	1,171,225
		$ 678,258

Income Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 19,507
Call options written	Options written	–
Put options written	Options written	(263,490)
		($243,983)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($ 579,452)
Call options written	Options written	–
Put options written	Options written	1,374,445
		$ 794,993

Large Cap Fund:
Net change in unrealized
appreciation (depreciation) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	$ 64,156
Call options written	Options written	316,540
Put options written	Options written	(1,227,602)
		($ 846,906)

Net realized gain (loss) on:	Location	Equity Contracts/Total
Put options purchased	Options purchased	($2,466,476)
Call options written	Options written	(1,282,659)
Put options written	Options written	5,994,677
		$2,245,542

The following tables present the Funds’ derivatives available for offset under a master netting arrangement net of collateral pledged as of May 31, 2021.

2021 Semi-Annual Report 34

Notes to Financial Statements (Unaudited) - continued
Smaller Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
the Statement of Assets and
Liabilities
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities
Options
Written	$ 914,625	$0	$914,625	$111,517	$803,108	$0

International Companies Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$ 905,985	$0	$905,985	$830,052	$75,933	$0

Income Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$ 1,094,235	$0	$1,094,235	$900,550	$193,685	$0

Large Cap Fund:
Liabilities:	Gross Amounts of Liabilities Presented in the Statements of Assets & Liabilities
Gross Amounts Not Offset in
		Gross	Net Amount of
		Amounts	Liabilities
	Gross	Offset in the	Presented in the
	Amounts of Statement of		Statement of	Financial	Cash
	Recognized	Assets and	Assets and	Instruments	Collateral	Net Amount
Description	Liabilities(1)	Liabilities	Liabilities(1)	Pledged(2)	Pledged	of Liabilities

Options
Written	$ 7,239,440	$0	$7,239,440	$7,025,876	$213,564	$0

(1) Written options at value as presented in the Funds’ Schedule of Options Written.
(2) The amounts are limited to the derivative liability balances and accordingly do not include excess collat-
eral pledged.

2021 Semi-Annual Report 35

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT TRANSACTIONS

For the six month period ended May 31, 2021, purchases and sales of investment securities other than U.S. Government obligations and short-term investments were as follows:

	Smaller	International
	Companies Fund	Companies Fund	Income Fund	Large Cap Fund
Purchases	$1,159,293	$398,744	$223,224	$1,328,083
Sales	$429,973	$0	$0	$654,359

There were no purchases or sales of U.S. Government obligations.

5.) ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Funds have entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Funds and manages the Funds’ investments in accordance with the stated policies of the Funds. As compensation for the investment advisory services provided to the Funds, the Adviser receives a monthly management fee equal to an annual rate of 1.35% of each Fund’s average daily net assets. For the six month period ended May 31, 2021, the Adviser earned management fees as follows:

Management Fees
Smaller Companies Fund	$67,194
International Companies Fund	38,716
Income Fund	37,051
Large Cap Fund	229,304

The Adviser had entered into a contractual agreement with the Trust under which it had agreed to waive or reduce its fees and to assume other expenses of the Smaller Companies Fund, International Companies Fund and Income Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage fees and commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of the Funds’ business, interest and dividend expense on securities sold short and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, as amended) to not more than 2.50% . The contractual agreement expired on March 30, 2019 and was not renewed. The Adviser has also entered into a contractual agreement with the Trust with respect to the Large Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, expenses incurred under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles, expenses associated with any proxies, mergers, reorganizations and other shareholder solicitation activities, litigation-related expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 2.50% . The contractual agreement expired on December 31, 2019 and was not renewed. As such, the Adviser did not waive any management fees as it relates to each Fund during the six month period ended May 31, 2021.

The Funds may, at a later date, reimburse the Adviser the management fees waived or limited and other expenses assumed and paid by the Adviser pursuant to the Expense Limitation Agreements during any of the previous three fiscal years, if the total annual fund operating expenses for the applicable following year, after giving effect to the repayment, do not exceed the operating expense limits with respect to the average daily net assets of the Funds (or any lower expense limitation or limitations to which the parties may otherwise agree) that were in effect at the time they were waived. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions, are as follows:

	November 30,	November 30,
	2022	2021
Smaller Companies Fund	$4,552	$44,420
International Companies Fund	1,233	27,465
Income Fund	–	–
Large Cap Fund	–	–

An Interested Trustee is also a managing member of the Adviser.

The Funds have adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Funds may expend up to 0.25% for Institutional Class shares of the Funds’ average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Funds and

2021 Semi-Annual Report 36

Notes to Financial Statements (Unaudited) - continued

the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made. The Funds incurred distribution and service (12b-1) fees of $12,443, $7,169, $6,861, and $42,464, respectively for six month period ended May 31, 2021. At May 31, 2021, the Funds owed distribution and service (12b-1) fees of $2,061, $1,294, $1,236, and $7,838, respectively.

Premier Fund Solutions, Inc. (“PFS” or “Administrator”) serves as the Administrator for the Trust pursuant to a written agreement with the Trust. PFS provides day-to-day administrative services to the Funds. For PFS’s services to the Funds, each Fund pays PFS an annualized asset-based fee of 0.07% of average daily net assets up to $200 million, with lower fees at higher asset levels; subject to a minimum monthly fee of $2,800 per Fund, plus reimbursement of out of pocket expenses. For its services, for the six month period ended May 31, 2021, amounts earned by PFS were as follows:

Administration Fees
Smaller Companies Fund	$ 16,688
International Companies Fund	16,753
Income Fund	16,753
Large Cap Fund	16,753

Certain officers of the Trust are also officers of the Administrator.

6.) TAX MATTERS

For federal income tax purposes, at May 31, 2021 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) including written options were as follows:

	Smaller	International
Companies Fund		Companies Fund	Income Fund	Large Cap Fund
Cost of Investments	$4,923,500	$5,251,507	$6,280,920	$22,777,138
Gross Unrealized Appreciation	$5,053,847	$1,948,783	$593,704	$22,428,155
Gross Unrealized Depreciation	(19,685)	(1,206)	(19,845)	(1,735,474)
Net Unrealized Appreciation
(Depreciation) on Investments	$5,034,162	$1,947,577	$573,859	$20,692,681

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax treatment of derivatives.

The Funds’ tax basis distributable earnings are determined only at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2020, the Funds’ most recent fiscal year end, were as follows:

	Smaller Companies Fund	International Companies Fund
Undistributed ordinary income	$ –	$ –
Accumulated capital and other losses	(2,651,290)	(4,453,503)
Unrealized appreciation	3,884,811	1,024,352
	$ 1,233 521	$(3,429,151)

	Income Fund	Large Cap Fund
Undistributed ordinary income	$ –	$ 162,852
Accumulated capital and other losses	(7,707,910)	(11,992,727)
Unrealized appreciation	196,954	14,397,605
	$(7,510,956)	$ 2,567,730

As of November 30, 2020, accumulated capital and other losses include the following:

Smaller Companies Fund
Deferred Late Year Ordinary Losses*	$ 236,533
Straddle Loss Deferral	864,701
Short Term Capital Loss Carryforward	911,937
Long Term Capital Loss Carryforward	638,119

International Companies Fund
Deferred Late Year Ordinary Losses*	$ 166,608
Short Term Capital Loss Carryforward	1,434,075
Long Term Capital Loss Carryforward	2,852,820

2021 Semi-Annual Report 37

Notes to Financial Statements (Unaudited) - continued

Income Fund
Straddle Loss Deferral	$ 38,411
Short Term Capital Loss Carryforward	2,454,218
Long Term Capital Loss Carryforward	5,215,281

Large Cap Fund
Straddle Loss Deferral	$ 705,739
Short Term Capital Loss Carryforward	4,556,049
Long Term Capital Loss Carryforward	6,730,939

* Under current tax law, late year ordinary losses incurred after December 31 of a fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes.

The tax character of distributions paid during the six month period ended May 31, 2021 and the fiscal year ended November 30, 2020 were as follows:

	Six Months Ended	Fiscal Year Ended
	May 31, 2021	November 30, 2020
Smaller Companies Fund
Ordinary Income	$ –	$ –
Long-term Capital Gain	–	11,812
	$ –	$ 11,812

International Companies Fund
Ordinary Income	$ –	$ 113,201
Long-term Capital Gain	–	81,889
	$ –	$ 195,090

Income Fund
Ordinary Income	$ 24,636	$ 218,278
Return of Capital	–	16,007
Long-term Capital Gain	–	27,509
	$ 24,636	$ 261,794

Large Cap Fund
Ordinary Income	$ 134,225	$ 356,126
Long-term Capital Gain	–	814,553
	$ 134,225	$ 1,170,679

7.) COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

8.) COVID-19 RISKS

Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Funds and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coron-avirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

2021 Semi-Annual Report 38

Notes to Financial Statements (Unaudited) - continued

9.) CONCENTRATION OF SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2021, the Large Cap Fund had 26.93% of the value of its net assets invested in stocks within the Banks sector.

10.) SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there are no other subsequent events requiring adjustment to or disclosure in the financial statements.

2021 Semi-Annual Report 39

DISCLOSURE OF EXPENSES (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. Although the Funds charge no sales loads or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Funds’ transfer agent. IRA accounts will be charged an $8.00 annual maintenance fee. The following example is intended to help you understand your ongoing costs of investing in the Funds and to compare these costs with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Funds on December 1, 2020 and held through May 31, 2021.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. Shareholders may use this information to compare the ongoing costs of investing in the Funds and other funds. In order to do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in other funds’ shareholder reports.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the annual maintenance fee charged to IRA accounts, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMALLER COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2020
	December 1, 2020	May 31, 2021	to May 31, 2021

Actual	$1,000.00	$1,210.01	$17.52

Hypothetical	$1,000.00	$1,009.08	$15.93
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 3.18%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

INTERNATIONAL COMPANIES FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2020
	December 1, 2020	May 31, 2021	to May 31, 2021

Actual	$1,000.00	$1,260.75	$23.50

Hypothetical	$1,000.00	$1,004.14	$20.84
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 4.17%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2021 Semi-Annual Report 40

Disclosure of Expenses (Unaudited) - continued

INCOME FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2020
	December 1, 2020	May 31, 2021	to May 31, 2021

Actual	$1,000.00	$1,185.98	$24.58

Hypothetical	$1,000.00	$1,002.44	$22.52
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 4.51%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

LARGE CAP FUND
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	December 1, 2020
	December 1, 2020	May 31, 2021	to May 31, 2021

Actual	$1,000.00	$1,266.73	$13.17

Hypothetical	$1,000.00	$1,013.31	$11.70
(5% annual return
before expenses)

* Expenses are equal to the Fund’s annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

2021 Semi-Annual Report 41

ADDITIONAL INFORMATION May 31, 2021 (Unaudited) AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS

The Funds publicly file their complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s Web site at http://www.sec.gov.

PROXY VOTING GUIDELINES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-959-9260; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-959-9260. This information is also available on the SEC’s web site at http://www.sec.gov.

APPROVAL OF THE ADVISORY AGREEMENT RENEWAL FOR THE WP SMALLER COMPANIES INCOME PLUS FUND, THE WP INTERNATIONAL COMPANIES INCOME PLUS FUND, THE WP INCOME PLUS FUND AND THE WP LARGE CAP INCOME PLUS FUND

At a meeting held on April 27, 2021, the Board of Trustees (the "Board") considered the approval of the renewal of the Investment Advisory Agreement (the "Advisory Agreement") between the Trust and Winning Points Advisors, LLC (the "Adviser") in regard to the WP Smaller Companies Income Plus Fund (the "Smaller Companies Fund"), the WP International Companies Income Plus Fund (the "International Companies Fund"), the WP Income Plus Fund (the "Income Fund") and the WP Large Cap Income Plus Fund (the "Large Cap Fund," together with the Smaller Companies Fund, the International Companies Fund and the Income Fund, the "WP Funds").

Independent Counsel ("Counsel") reviewed his memorandum to the Trustees that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Investment Advisory Agreements (the "Advisory Agreement") between the Trust, on behalf of the WP Funds, and the Adviser. A copy of this memorandum was circulated to the Trustees in advance of the Meeting. Counsel discussed with the Trustees the types of information and factors that should be considered by the Board to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the WP Funds; (iii) the costs of the services provided and profits to be realized by the Adviser from its relationship with the WP Funds; (iv) the extent to which economies of scale would be realized if the WP Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the WP Funds' investors; and (v) the Adviser's practices regarding possible conflicts of interest and other benefits derived by the Adviser.

In assessing these factors and reaching its decisions, the Board took into consideration information furnished for the Board's review and consideration throughout the year at regular Board meetings, as well as information specifically prepared and/or presented in connection with the annual renewal process, including information presented to the Board in the Adviser's presentation earlier in the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including: (i) reports regarding the services and support provided to each WP Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of each WP Fund from the Adviser; (iii) periodic commentary on the reasons for the performance; (iv) presentations by the WP Funds' management addressing the Adviser's investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning each WP Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV Part 2A of the Adviser; and (vii) a memorandum from Counsel, that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about the Adviser, including financial information, a description of personnel and the services provided to the WP Funds, information on investment advice, perfor-

2021 Semi-Annual Report 42

Additional Information (Unaudited) - continued

mance, summaries of each WP Fund's expenses, compliance program, current legal matters and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the WP Funds; (iii) the anticipated effect of size on each WP Fund's performance and expenses; and (iv) benefits to be realized by the Adviser from its relationship with the WP Funds. The Board did not identify any information that was most relevant to its consideration to approve the Advisory Agreement, and each Trustee may have afforded different weight to the various factors.

(1) The nature, extent, and quality of the services provided by the Adviser.

In this regard, the Board considered the responsibilities that the Adviser has under the Advisory Agreement with respect to WP Funds. The Board reviewed the services provided by the Adviser to the WP Funds including, without limitation: the Adviser's processes for formulating investment recommendations and assuring compliance with each WP Fund's investment objectives and limitations; its coordination of services for each WP Fund among the WP Funds' service providers, and the anticipated efforts to promote the WP Funds, grow assets, and assist in the distribution of WP Funds' shares. The Board considered the Adviser's staffing, personnel, and operations, the education and experience of the Adviser's personnel, and the Adviser's compliance program, policies, and procedures. The Board discussed the Adviser's decision to hire a compliance consulting firm to provide compliance services and provide for an experienced compliance professional to serve as the Adviser's chief compliance officer. They also considered the results of the SEC's routine examination of the Adviser and the Funds, noting the steps taken by the Adviser to enhance its operations and compliance program. After reviewing the foregoing and further information from the Adviser, the Board concluded that the quality, extent, and nature of the services provided by the Adviser was satisfactory and adequate for the WP Funds.

(2) Investment Performance of the WP Funds and the Adviser.

In considering the investment performance of each WP Fund and the Adviser, the Trustees compared the short- and long-term performance of each WP Fund with the performance of comparable funds with similar objectives managed by other investment advisers (i.e., the respective Morningstar category averages). The Trustees also considered the consistency of the Adviser's management of each WP Fund with its investment objective and policies. For the Smaller Companies Fund, the Board noted that the Smaller Companies Fund had significantly outperformed the average fund in the Morningstar Small Blend Category for the one-year period ended March 31, 2021 but trailed the average fund in the Morningstar Small Blend Category for the three- and five- year periods ended March 31, 2021. The Trustees next compared the Smaller Companies Fund's performance to a subset of the Morningstar Small Blend Category, Small Blend funds with assets of $20 million or less, noting that the Smaller Companies Fund outperformed the average fund over the one-, three- and five- year periods ended March 31, 2021. For the International Companies Fund, the Board noted that the International Companies Fund had underperformed the average fund in the Morningstar Foreign Large Blend category for the one-, three- and five- year periods ended March 31, 2020. The Trustees next compared the International Companies Fund's performance to a sub-set of the Morningstar Foreign Large Blend category, Foreign Large Blend funds with assets of $10 million or less, noting that the International Companies Fund outperformed the average fund over the one-year period ended March 31, 2021 but trailed the average fund for the three- and five- year periods ended March 31, 2021. For the Income Fund, the Board noted that the Income Fund had underperformed the average fund in the Morningstar High Yield Bond category for the one-, three- and five- year periods ended March 31, 2021. The Trustees next compared the Income Fund's performance to a subset of the Morningstar High Yield Bond category, High Yield Bond funds with assets of $10 million or less, noting that the Income Fund underperformed the average fund over the one-, three- and five-year periods ended March 31, 2021. The Trustees further considered that the Large Cap Fund outperformed the average fund in the Morningstar Large Value Category for the one-year period ended March 31, 2021 but trailed the average fund in the Morningstar Large Value Category for the three-and five-year periods ended March 31, 2021. The Trustees next compared the Large Cap Fund's performance to a sub-set of the Morningstar Large Value category, Large Value funds with assets ranging from $10 to $50 million, noting that the Large Cap Fund outperformed the average fund for the one-period ended March 31, 2021 but trailed the average fund for the three- and five- year periods ended March 31, 2021. The Trustees noted that the Adviser does not manage any separate accounts that are substantially similar to the strategies employed for the WP Funds. The Trustees considered the volatility experienced by each of the WP Funds since the onset of Covid-19. They noted that all of the WP Funds, excluding the Income Fund, have demonstrated improved performance from their lows in March and April of 2020. The Trustees discussed the Adviser's statements regarding lessons learned from the significant volatility experienced over the past year and the steps

2021 Semi-Annual Report 43

Additional Information (Unaudited) - continued

being taken by the Adviser to enhance its use of options to better mitigate declines during periods of extreme volatility. They discussed the large percentage of shareholders in the WP Funds that are clients of the Adviser and their continued support of the WP Funds. Based on the foregoing, the Board concluded that the investment performance for each of the WP Funds was satisfactory.

(3) The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the WP Funds.

In this regard, the Trustees considered: the Adviser's staffing, personnel and methods of operating; the financial condition of the Adviser and its affiliates and the level of commitment to the Adviser's operations by the Adviser and its principals; the expected asset level of the WP Funds; and the projected overall expenses of the WP Funds. The Trustees considered financial circumstances of the Adviser (before and after the onset of the Covid-19 crisis) and discussed the financial stability and productivity of the firm. The Trustees considered the fees and expenses of each WP Fund (including the management fee) relative to its Morningstar category.

The Trustees noted that the management fee and net expense ratio for the Smaller Companies Fund were above the average fund in the Morningstar Small Blend category and both were at or near the higher end of the category. The Trustees noted that the management fee and net expense ratio for the International Companies Fund were above the average fund in the Morningstar Foreign Large Blend category and were at or near the high end of the category. The Trustees noted that the management fee and net expense ratio for the Income Fund were above the average fund in the Morningstar High Yield Bond category and both were at or near the higher end of the category. The Trustees noted that the management fee and net expense ratio for the Large Cap Fund were above the average fund in the Morningstar Large Value category and both tended towards the higher end of the category. Despite the higher management fee and expense ratio for the WP Funds, the Trustees noted that the WP Funds fee structures were within a reasonable range relative to the other funds in their respective categories. In considering the management fee for each of the WP Funds and the appropriateness thereof, the Board took into consideration the Adviser's representations about the complexity of the investment strategies utilized for each WP Fund. In this regard, the Board concluded that the complexities of the strategies employed on behalf of the WP Funds, as described by the Adviser, warranted the higher management fees. The Trustees considered the Adviser's policy to not charge a management fee at their client account level for any assets invested in the WP Funds.

The Board also considered that the each of the WP Funds may invest in other investment companies. In this regard, the Board considered the nature of the services rendered and determined, based on the information provided by the Adviser in its response, as well as discussions with the Adviser, that the fees paid by each WP Fund to the underlying investment company were not based on services provided that are duplicative of the services provided by the investment advisers to the underlying investment companies.

Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by each WP Fund were reasonable.

(4) The extent to which economies of scale would be realized as each WP Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the WP Funds' investors.

In this regard, the Board considered each WP Fund's fee arrangements with the Adviser. The Trustees considered that each WP Fund would benefit from economies of scale under its agreements with some of its service providers other than the Adviser, noting that the fee structures with those other service providers were either fixed or essentially semi-fixed. The Trustees discussed other accounts managed by the Adviser, noting that the Adviser does not manage any separately managed accounts with similar strategies as the WP Funds. Following further discussion of the WP Funds' expected asset levels, expectations for growth and levels of fees, the Board determined that each WP Fund's fee arrangement, in light of all the facts and circumstances, was reasonable.

(5) Possible conflicts of interest and benefits derived by the Adviser.

In considering the Adviser's practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as: the experience and ability of the advisory and compliance personnel assigned to the WP Funds; the fact that the Adviser does not utilize soft dollars; the basis of decisions to buy or sell securities for the WP Funds; and the substance and administration of the Adviser's code of ethics. Based on the foregoing, the Board determined that the Adviser's standards and practices relating to the identification and mitigation of possible con-

2021 Semi-Annual Report 44

Additional Information (Unaudited) - continued

flicts of interest were satisfactory. The Trustees noted that there were no benefits identified by the Adviser to the Board, other than the receipt of advisory fees under the Advisory Agreement, in managing the assets of the WP Funds.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion among the Board, the Board determined that the compensation payable under the Advisory Agreement with respect to each WP Fund was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they resolved to approve the Advisory Agreement with respect to each of the WP Funds.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, each Fund’s investment strategies and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six month period ended May 31, 2021, the Board and the Trust’s Liquidity Program Administrator reviewed a report from the Liquidity Program Administrator, along with each Fund’s investments and they determined that each Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Board concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

2021 Semi-Annual Report 45

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2021 Semi-Annual Report 46

WP TRUST
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

INVESTMENT ADVISER
Winning Points Advisers, LLC
129 NW 13th Street
Suite D-26
Boca Raton, FL 33431

FUND ADMINISTRATOR
Premier Fund Solutions, Inc.
1939 Friendship Drive
Suite C
El Cajon, CA 92020

TRANSFER AGENT AND FUND ACCOUNTANT
Mutual Shareholder Services, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

DISTRIBUTOR
Arbor Court Capital, LLC
8000 Town Centre Drive
Suite 400
Broadview Heights, OH 44147

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 N. Water Street
Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Practus, LLP
11300 Tomahawk Creek Parkway
Suite 310
Leawood, KS 66211

CUSTODIAN BANK
Fifth Third Bank
Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WP Trust

By: /s/ Charles S. Stoll
Charles S. Stoll
Principal Executive Officer

Date: 8/6/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Charles S. Stoll
Charles S. Stoll
Principal Executive Officer

Date: 8/6/2021

By: /s/ James Craft
James Craft
Chief Financial Officer

Date: 8/6/2021